Per Share Amounts - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Feb. 19, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Total Preferred Share Dividends Declared		$ 36.0	$ 36.0
Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Instruments excluded from calculation, value		$ 16.0	$ 0.0
Instruments excluded from calculation, shares (in shares)		9.8	1.6
Preferred Shares
Disclosure of non-adjusting events after reporting period [line items]
Total Preferred Share Dividends Declared		$ 45.0	$ 36.0
Preferred Shares | Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in CAD per share)	$ 0.180
Dividends declared	$ 6.0